SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		$ 421,046	$ 494,295	$ 487,350	$ 477,724
Accumulated loss on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		(125)	(40)
Accumulated income (loss) on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		(412)	297
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net		(9,041)	(961)	1,070
Accumulated other comprehensive loss, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income loss, net	[1]	$ (9,578)	$ (704)	$ 1,083	$ (3,288)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.